TAXES ON INCOME (Deferred Taxes) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014		Dec. 31, 2013
TAXES ON INCOME [Line Items]
Current deferred tax asset (liability), net	$ 749		$ 913
Non-current deferred tax asset, net	522		515
Deferred taxes:
Carryforward losses	10,627	[1]	3,405	[1]
Intangible assets			13
Research and development expenses	780		596
Accrued severance pay	17		22
Accrued vacation pay	30		41
Deferred tax assets before valuation allowance	11,454		4,077
Deferred tax liability :
Intangible assets	(2,391)
Deferred revenues	(66)
Deferred tax assets before valuation allowance	(2,457)
Net deferred tax assets before valuation allowance	8,997		4,077
Valuation allowance	(8,177)		(2,649)
Net deferred tax assets	820		1,428
Domestic [Member]
TAXES ON INCOME [Line Items]
Current deferred tax asset (liability), net	746		913
Non-current deferred tax asset, net	522		515
Net deferred tax assets (liabilities)	1,268		1,428
Foreign [Member]
TAXES ON INCOME [Line Items]
Current deferred tax asset (liability), net	(130)
Non-current deferred tax asset, net	(318)
Net deferred tax assets (liabilities)	$ (448)

[1]	Inclusive of the effect of enacted changes in tax rates in accordance with Israeli Law for Economic Efficiency (Amended Legislation for Implementing the Economic Plan for 2010, 2011 and 2013).